Schedule of Investments (unaudited)	iShares® U.S. Tech Breakthrough Multisector ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.0%
Meta Financial Group Inc.	787	$34,353
Biotechnology — 8.9%
Agenus Inc. (a)	29,212	54,042
Allogene Therapeutics Inc. (a)(b)	8,678	72,461
Arcturus Therapeutics Holdings Inc. (a)	2,950	57,171
Arcus Biosciences Inc. (a)	5,464	132,283
Beam Therapeutics Inc. (a)	7,000	262,710
Bluebird Bio Inc. (a)	8,839	32,086
Blueprint Medicines Corp. (a)	7,506	437,975
Coherus Biosciences Inc. (a)	9,351	84,533
Editas Medicine Inc. (a)	8,868	117,412
Exelixis Inc. (a)	40,172	897,443
Fate Therapeutics Inc. (a)(b)	11,676	333,467
FibroGen Inc. (a)	11,036	102,635
Gilead Sciences Inc.	163,048	9,675,268
Gossamer Bio Inc. (a)	7,183	49,635
Inovio Pharmaceuticals Inc. (a)	26,910	73,464
Intellia Therapeutics Inc. (a)	8,709	427,002
Iovance Biotherapeutics Inc. (a)	17,743	268,806
Ligand Pharmaceuticals Inc. (a)(b)	2,068	192,035
Moderna Inc. (a)	45,498	6,115,386
Novavax Inc. (a)(b)	9,761	439,928
RAPT Therapeutics Inc. (a)	3,096	46,842
Regeneron Pharmaceuticals Inc. (a)	13,355	8,802,414
Sangamo Therapeutics Inc. (a)	15,704	65,172
Twist Bioscience Corp. (a)	5,813	167,647
Vaxart Inc. (a)(b)	16,208	56,404
Vir Biotechnology Inc. (a)	9,156	186,325
		29,150,546
Capital Markets — 0.3%
Blucora Inc. (a)	1,299	26,305
Coinbase Global Inc., Class A(a)	4,163	469,212
Donnelley Financial Solutions Inc. (a)	902	26,402
MarketAxess Holdings Inc.	1,035	272,836
Open Lending Corp., Class A(a)	2,833	38,642
Tradeweb Markets Inc., Class A	2,902	206,593
Virtu Financial Inc., Class A	3,036	87,680
		1,127,670
Communications Equipment — 0.5%
ADTRAN Inc.	5,867	102,027
Calix Inc. (a)	6,825	272,386
Juniper Networks Inc.	39,409	1,242,172
		1,616,585
Consumer Finance — 0.2%
Enova International Inc. (a)	978	36,577
Green Dot Corp., Class A(a)	1,254	33,206
OneMain Holdings Inc.	3,470	159,377
Regional Management Corp.	261	11,236
SoFi Technologies Inc. (a)(b)	15,436	94,468
Upstart Holdings Inc. (a)(b)	1,729	129,710
World Acceptance Corp. (a)	161	30,382
		494,956
Diversified Telecommunication Services — 0.1%
Lumen Technologies Inc.	47,385	476,693
Electrical Equipment — 0.4%
AMETEK Inc.	10,723	1,353,886
Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.2%
Cognex Corp.	7,954	$537,929
FARO Technologies Inc. (a)	840	28,804
		566,733
Entertainment — 4.1%
Netflix Inc. (a)	20,324	3,868,877
Walt Disney Co. (The)(a)	84,561	9,439,544
		13,308,421
Equity Real Estate Investment Trusts (REITs) — 2.4%
Digital Realty Trust Inc.	21,282	3,109,726
Equinix Inc.	6,739	4,845,880
		7,955,606
Health Care Equipment & Supplies — 1.2%
Intuitive Surgical Inc. (a)	16,540	3,958,022
Vicarious Surgical Inc., Class A, NVS(a)	2,375	11,685
		3,969,707
Health Care Providers & Services — 0.1%
Invitae Corp. (a)(b)	29,058	154,298
Household Durables — 0.0%
iRobot Corp. (a)	1,226	62,097
Interactive Media & Services — 8.8%
Alphabet Inc., Class A(a)	6,046	13,798,121
Bumble Inc., Class A(a)(b)	3,842	92,169
fuboTV Inc. (a)(b)	5,621	21,304
Meta Platforms Inc, Class A(a)	55,958	11,217,900
Pinterest Inc., Class A(a)	25,579	524,881
Snap Inc., Class A, NVS(a)	50,181	1,428,151
Twitter Inc. (a)	36,251	1,777,024
Vimeo Inc. (a)	10,756	109,604
		28,969,154
Internet & Direct Marketing Retail — 6.0%
Amazon.com Inc. (a)	5,065	12,589,716
ContextLogic Inc., Class A(a)(b)	31,367	53,324
Coupang Inc. (a)(b)	53,971	694,607
eBay Inc.	45,061	2,339,567
Etsy Inc. (a)	9,463	881,857
MercadoLibre Inc. (a)	3,352	3,263,607
Poshmark Inc., Class A(a)	2,999	33,109
		19,855,787
IT Services — 15.7%
Affirm Holdings Inc. (a)(b)	5,149	147,776
Akamai Technologies Inc. (a)	19,623	2,203,270
Block Inc. (a)	10,988	1,093,746
Bread Financial Holdings Inc.	1,381	75,679
Broadridge Financial Solutions Inc.	3,237	466,549
Cantaloupe Inc. (a)	1,856	10,152
Concentrix Corp.	3,223	507,558
Euronet Worldwide Inc. (a)	1,410	171,527
Evo Payments Inc., Class A(a)	1,307	29,447
Fastly Inc., Class A(a)(b)	7,972	126,755
Fidelity National Information Services Inc.	16,911	1,676,726
Fiserv Inc. (a)	16,775	1,642,608
FleetCor Technologies Inc. (a)	2,216	552,936
Flywire Corp. (a)	1,508	46,009
Global Payments Inc.	8,042	1,101,593
GoDaddy Inc., Class A(a)	12,392	1,001,398
International Business Machines Corp.	67,253	8,891,519
Jack Henry & Associates Inc.	2,054	389,397

Schedule of Investments (unaudited) (continued)	iShares® U.S. Tech Breakthrough Multisector ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Marqeta Inc., Class A(a)	5,879	$54,675
Mastercard Inc., Class A	24,288	8,825,773
MongoDB Inc., Class A(a)	4,642	1,647,585
Okta Inc. (a)	17,545	2,093,294
Paya Holdings Inc., Class A(a)(b)	2,349	11,956
Payoneer Global Inc. (a)	5,961	24,917
PayPal Holdings Inc. (a)	32,824	2,886,214
Repay Holdings Corp. (a)	2,130	28,499
Shift4 Payments Inc., Class A(a)	1,408	73,864
Snowflake Inc., Class A(a)	20,664	3,542,636
SS&C Technologies Holdings Inc.	6,214	401,797
Switch Inc., Class A.	9,673	288,836
Toast Inc. (a)(b)	1,530	28,504
Twilio Inc., Class A(a)	12,467	1,394,060
Visa Inc., Class A	46,531	9,917,152
WEX Inc. (a)	1,228	204,143
		51,558,550
Life Sciences Tools & Services — 0.1%
Maravai LifeSciences Holdings Inc., Class A(a)	14,242	437,657

Machinery — 0.1%
Altra Industrial Motion Corp.	3,001	117,039
Desktop Metal Inc., Class A(a)	8,951	31,418
Proto Labs Inc. (a)	1,275	54,328
Velo3D Inc. (a)	2,787	9,754
		212,539
Professional Services — 0.9%
Alight Inc., Class A(a)	6,249	53,679
Booz Allen Hamilton Holding Corp.	16,121	1,315,957
CACI International Inc., Class A(a)	2,816	747,085
ManTech International Corp./VA, Class A	3,348	268,978
Science Applications International Corp.	7,005	583,026
		2,968,725
Semiconductors & Semiconductor Equipment — 13.4%
Advanced Micro Devices Inc. (a)	55,942	4,784,160
Analog Devices Inc.	24,930	3,848,693
CEVA Inc. (a)	1,038	37,721
Intel Corp.	189,362	8,254,290
Lattice Semiconductor Corp. (a)	6,306	302,940
Microchip Technology Inc.	25,323	1,651,060
NVIDIA Corp.	55,941	10,375,377
QUALCOMM Inc.	52,110	7,279,246
Silicon Laboratories Inc. (a)	1,831	247,020
Texas Instruments Inc.	42,956	7,313,259
		44,093,766
Software — 29.5%
A10 Networks Inc.	7,771	110,970
ACI Worldwide Inc. (a)	3,244	89,599
Adobe Inc. (a)	22,077	8,741,388
Alarm.com Holdings Inc. (a)	5,684	347,179
Alkami Technology Inc. (a)	899	11,777
Altair Engineering Inc., Class A(a)	2,324	126,240
Alteryx Inc., Class A(a)	4,388	281,710
ANSYS Inc. (a)	4,050	1,116,544
Appian Corp. (a)	2,952	141,106
Autodesk Inc. (a)	10,206	1,931,792
Avalara Inc. (a)	2,373	180,514
AvidXchange Holdings Inc. (a)	3,540	28,993
Bentley Systems Inc., Class B	8,811	373,498
Security	Shares	Value

Software (continued)
Bill.com Holdings Inc. (a)	2,659	$453,918
Black Knight Inc. (a)	4,204	276,581
Blackline Inc. (a)(b)	1,482	99,368
Blend Labs Inc. (a)(b)	3,947	17,012
Bottomline Technologies DE Inc. (a)	1,201	68,001
C3.ai Inc., Class A(a)(b)	5,720	97,183
CCC Intelligent Solutions Holdings Inc. (a)	1,979	18,266
Citrix Systems Inc.	15,113	1,512,811
Clear Secure Inc., Class A(a)	7,867	239,314
Clearwater Analytics Holdings Inc. (a)	1,238	21,714
CommVault Systems Inc. (a)	3,308	201,788
Confluent Inc., Class A(a)	4,490	140,268
Couchbase Inc. (a)	1,739	29,563
Crowdstrike Holdings Inc., Class A(a)	24,685	4,906,391
Datto Holding Corp. (a)	2,084	72,315
DocuSign Inc. (a)	23,605	1,912,005
Domo Inc., Class B(a)(b)	2,124	87,976
Dropbox Inc., Class A(a)	22,164	482,067
Duck Creek Technologies Inc. (a)	2,093	33,341
Ebix Inc.	662	19,728
Everbridge Inc. (a)	4,673	201,406
Expensify Inc. (a)(b)	778	11,693
Fair Isaac Corp. (a)	2,006	749,261
Fortinet Inc. (a)	16,733	4,836,004
Freshworks Inc. (a)(b)	2,567	46,642
Gitlab Inc. (a)	636	30,483
Guidewire Software Inc. (a)	2,326	202,222
HubSpot Inc. (a)	3,357	1,273,746
Informatica Inc. (a)(b)	7,736	150,542
Intapp Inc. (a)	1,006	25,090
Intuit Inc.	7,705	3,226,469
Mandiant Inc. (a)	28,501	626,452
Matterport Inc. (a)(b)	8,413	48,291
Microsoft Corp.	53,157	14,752,131
MicroStrategy Inc., Class A(a)(b)	630	223,127
nCino Inc. (a)	1,765	66,170
Nutanix Inc., Class A(a)	15,938	398,928
OneSpan Inc. (a)	4,266	60,279
Oracle Corp.	119,280	8,755,152
Palo Alto Networks Inc. (a)(b)	11,810	6,628,717
Pegasystems Inc.	2,982	228,391
Ping Identity Holding Corp. (a)	8,230	215,050
Progress Software Corp.	3,237	155,311
PTC Inc. (a)(b)	4,935	563,626
Q2 Holdings Inc. (a)(b)	1,503	77,750
Qualys Inc. (a)	4,190	571,013
Rapid7 Inc. (a)(b)	6,757	645,429
SailPoint Technologies Holdings Inc. (a)	11,183	713,811
salesforce.com Inc. (a)	66,469	11,694,556
SentinelOne Inc., Class A(a)	4,203	139,834
ServiceNow Inc. (a)(b)	14,850	7,099,785
Splunk Inc. (a)	11,829	1,443,375
Sprout Social Inc., Class A(a)	3,297	202,040
Sumo Logic Inc. (a)	5,850	54,873
Telos Corp. (a)(b)	5,797	45,159
Tenable Holdings Inc. (a)	12,527	691,866
Teradata Corp. (a)	7,933	328,029
Varonis Systems Inc. (a)	12,843	554,818
VMware Inc., Class A	25,347	2,738,490
Workiva Inc. (a)	1,159	111,855

Schedule of Investments (unaudited) (continued)	iShares® U.S. Tech Breakthrough Multisector ETF
April 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Zscaler Inc. (a)	9,949	$2,017,060
Zuora Inc., Class A(a)	8,581	104,431
		96,880,277
Technology Hardware, Storage & Peripherals — 7.0%
3D Systems Corp. (a)(b)	5,791	65,670
Apple Inc.	106,093	16,725,561
HP Inc.	86,399	3,164,795
NetApp Inc.	16,648	1,219,466
Pure Storage Inc., Class A(a)	19,863	581,986
Western Digital Corp. (a)	22,821	1,211,111
		22,968,589

Total Common Stocks — 99.9%
(Cost: $332,655,164)		328,216,595

Short-Term Investments

Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(c)(d)(e)	12,172,049	12,172,049
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(c)(d)	470,000	$470,000
		12,642,049
Total Short-Term Investments — 3.8%
(Cost: $12,641,901)		12,642,049
Total Investments in Securities — 103.7%
(Cost: $345,297,065)		340,858,644
Other Assets, Less Liabilities — (3.7)%		(12,220,517)
Net Assets — 100.0%		$328,638,127

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,355,243	$5,820,583	(a)	$—	$(3,925)	$148	$12,172,049	12,172,049	$19,466	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	470,000	0	(a)	—	—	—	470,000	470,000	235		—
					$(3,925)	$148	$12,642,049		$19,701		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	1	06/17/22	$143	$(1,672)
Russell 2000 E-Mini Index	3	06/17/22	279	(28,677)
				$(30,349)

Schedule of Investments (unaudited) (continued)	iShares® U.S. Tech Breakthrough Multisector ETF
April 30, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$328,216,595	$—	$—	$328,216,595
Money Market Funds	12,642,049	—	—	12,642,049
	$340,858,644	$—	$—	$340,858,644
Derivative financial instruments(a)
Liabilities
Futures Contracts.	$(30,349)	$—	$—	$(30,349)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4